POSTRETIREMENT BENEFIT PLANS - Summary of GE Energy Pension Plan Assets (Details) - GE Energy Pension Plan	12 Months Ended
Dec. 31, 2023
1 year
Defined Benefit Plan Disclosure [Line Items]
GE Energy Pension Plan	6.60%
5 years
Defined Benefit Plan Disclosure [Line Items]
GE Energy Pension Plan	5.20%
10 years
Defined Benefit Plan Disclosure [Line Items]
GE Energy Pension Plan	4.60%
25 years
Defined Benefit Plan Disclosure [Line Items]
GE Energy Pension Plan	5.30%